Regulatory Capital Requirements (Reconciliation Of The Bank's Equity Under GAAP To Regulatory Capital Amounts) (Details) (USD $) In Thousands	Sep. 30, 2011		Sep. 30, 2010
Regulatory Capital Requirements [Abstract]
Total Bank equity as reported under GAAP	$ 1,395,708		$ 857,114
Unrealized gains on AFS securities	(26,314)		(31,862)
Other	(251)		(484)
Total tangible equity and Tier 1 (core) capital	1,369,143		824,768
ACL	11,710	[1]	10,556	[1]
Total risk based capital	$ 1,380,853		$ 835,324

[1]	This amount represents the general valuation allowances calculated using the formula analysis. SVA are netted against the related loan balance on the Thrift Financial Report and are therefore not included in this amount.